Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Income tax benefit recognized from operating losses		¥ 1,901	¥ 1,787	¥ 6,007
Effective statutory tax rate		31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	[1]	¥ 24,254	¥ 22,645
Undistributed earnings, No deferred tax provided		71,334
Operating loss carryforwards		2,328,006
Unrecognized tax benefits		41,437	34,763	¥ 35,774
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		10,057	5,766	6,273
Increase decrease in unrecognized tax benefits		6,674	(1,011)	31,406
Net deferred tax liabilities reported within Other liabilities		61,047	71,188
Deferred Tax Assets Operating Loss Carryforwards [Member]
Income Taxes [Line Items]
Increase decrease in unrecognized tax benefits		2,383	504	¥ (29,501)
Other liabilities [Member]
Income Taxes [Line Items]
Net deferred tax liabilities reported within Other liabilities		85,301	¥ 93,833
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards		1,469,744
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 759,294
Expiration year		Mar. 31, 2034
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 98,968
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards		363,547
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards		782,431
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards		774,496
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards		370,424
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 37,108

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 14 “Income taxes” for further information.